Debt - Schedule of Maturities of Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Schedule Of Long Term Debt Maturities [Line Items]
2013	$ 15,236
2014	4,361
2015	1,317
2016	1,142,297
2017	736,742
Thereafter
Total debt	$ 1,899,953